SUPPLEMENT TO THE CLASS R6 PROSPECTUS

OF

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

(each a "Fund" and, together, "the Funds")

Effective immediately, the prospectus is revised to reflect the following changes:

The first sentence in Footnote 2 to each Fund's Annual Fund Operating Expenses table is revised to replace "June 30, 2014" with "June 30, 2015".

The Example of Expenses table for each Fund is replaced with the following for the Fund indicated:

Dow Jones Target Today Fund

After:
1 Year	$31
3 Years	$130
5 Years	$274
10 Years	$691

Dow Jones Target 2010 Fund

After:
1 Year	$33
3 Years	$134
5 Years	$278
10 Years	$695

Dow Jones Target 2015 Fund

After:
1 Year	$34
3 Years	$136
5 Years	$280
10 Years	$697

Dow Jones Target 2020 Fund

After:
1 Year	$36
3 Years	$138
5 Years	$277
10 Years	$681

Dow Jones Target 2025 Fund

After:
1 Year	$36
3 Years	$139
5 Years	$280
10 Years	$691

Dow Jones Target 2030 Fund

After:
1 Year	$37
3 Years	$141
5 Years	$282
10 Years	$693

Dow Jones Target 2035 Fund

After:
1 Year	$38
3 Years	$146
5 Years	$291
10 Years	$715

Dow Jones Target 2040 Fund

After:
1 Year	$38
3 Years	$145
5 Years	$288
10 Years	$705

Dow Jones Target 2045 Fund

After:
1 Year	$38
3 Years	$149
5 Years	$302
10 Years	$746

Dow Jones Target 2050 Fund

After:
1 Year	$38
3 Years	$147
5 Years	$295
10 Years	$725

Dow Jones Target 2055 Fund

After:
1 Year	$38
3 Years	$202
5 Years	$467
10 Years	$1,224